Prepaids and other current assets (Tables)	12 Months Ended
Dec. 31, 2024
Prepayments And Other Current Assets [Abstract]
Summary of Prepaids and Other Current Assets
The following table presents prepaids and other current assets (in USD thousands):

	As of December 31,
	2024	2023
Prepayments	$3,786	$2,764
VAT receivable	1,254	1,483
Government grants receivable	—	165
Other	835	345
Total	$5,875	$4,757